Segment Information (Tables)	6 Months Ended
Jun. 29, 2013
Revenues and Long-Lived Assets by Geographic Region

The Company’s revenues by geographic region, based on the location to where the product was shipped, are summarized as follows (in thousands):

	Year Ended December 31,			Six Months Ended
	2010	2011	2012	June 30, 2012	June 29, 2013
				(unaudited)
United States	$33,812	$48,323	$71,666	$29,002	$42,555
Rest of Americas	1,881	3,959	5,729	2,901	3,079
Europe, Middle East and Africa	6,889	10,370	13,373	4,757	7,095
Asia Pacific	3,904	5,453	5,947	2,509	5,493

Total	$46,486	$68,105	$96,715	$39,169	$58,222

The Company’s long-lived assets by geographic region is summarized as follows (in thousands):

	As of December 31,		As of June 29, 2013
	2011	2012
			(unaudited)
United States	$1,950	$2,539	$3,343
Other	67	147	215

	$2,017	$2,686	$3,558